CONESTOGA SMALL CAP FUND

SCHEDULE OF INVESTMENTS

December 31, 2025 (Unaudited)

COMMON STOCKS - 99.5%	Shares	Value
Basic Materials - 7.7%
Metal Fabricating - 4.4%
RBC Bearings, Inc. (a)	291,175	$130,571,605

Specialty Chemicals - 3.3%
Balchem Corporation	626,885	96,139,084

Consumer Discretionary - 4.2%
Education Services - 1.8%
Bright Horizons Family Solutions, Inc. (a)	508,600	51,572,040

Home Improvement Retailers - 2.4%
SiteOne Landscape Supply, Inc. (a)	572,030	71,252,057

Consumer Staples - 1.4%
Nondurable Household Products - 1.4%
WD-40 Company	209,901	41,329,507

Financials - 2.6%
Financial Data Providers - 2.6%
Clearwater Analytics Holdings, Inc. - Class A (a)	3,151,413	76,012,082

Health Care - 13.5%
Biotechnology - 1.9%
Vericel Corporation (a)	1,531,475	55,148,415

Medical Equipment - 8.6%
LeMaitre Vascular, Inc.	984,321	79,828,433
Merit Medical Systems, Inc. (a)	1,064,570	93,831,200
Repligen Corporation (a)	503,935	82,574,789
		256,234,422
Medical Supplies - 3.0%
Stevanato Group S.p.A. (b)	4,423,906	89,008,988

CONESTOGA SMALL CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.5% (Continued)	Shares	Value
Industrials - 38.7%
Building Materials: Other - 2.4%
Simpson Manufacturing Company, Inc.	437,865	$70,702,062

Building: Climate Control - 2.7%
AAON, Inc.	1,025,462	78,191,478

Commercial Vehicles and Parts - 2.5%
Federal Signal Corporation	684,675	74,348,858

Construction - 3.7%
Construction Partners, Inc. - Class A (a)	992,267	107,710,583

Defense - 3.3%
Karman Holdings, Inc. (a)	279,000	20,414,430
Mercury Systems, Inc. (a)	1,059,408	77,347,378
		97,761,808
Diversified Industrials - 6.6%
CSW Industrials, Inc.	318,300	93,430,599
ESCO Technologies, Inc.	527,215	103,012,539
		196,443,138
Electronic Equipment: Control & Filter - 5.1%
Crane NXT Company	704,000	33,137,280
Helios Technologies, Inc.	1,085,849	58,082,063
MSA Safety, Inc.	380,000	60,853,200
		152,072,543
Electronic Equipment: Gauges & Meters - 2.8%
Badger Meter, Inc.	91,000	15,871,310
Mirion Technologies, Inc. (a)	1,353,005	31,687,377
Transcat, Inc. (a)(b)	626,699	35,552,634
		83,111,321
Electronic Equipment: Other - 2.6%
SPX Technologies, Inc. (a)	383,035	76,629,982

Engineering & Contracting Services - 2.9%
Exponent, Inc.	1,219,205	84,685,979

CONESTOGA SMALL CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.5% (Continued)	Shares	Value
Industrials - 38.7% (Continued)
Industrial Suppliers - 1.1%
Hillman Solutions Corporation (a)	3,877,612	$33,580,120

Machinery: Industrial - 1.1%
Kadant, Inc.	115,900	33,033,818

Professional Business Support Services - 1.9%
UL Solutions, Inc. - Class A	714,870	56,374,648

Real Estate - 3.0%
Real Estate Services - 3.0%
FirstService Corporation	568,660	88,443,690

Technology - 21.0%
Computer Services - 1.7%
Workiva, Inc. (a)	584,654	50,426,407

Production Technology Equipment - 4.1%
Azenta, Inc. (a)	806,537	26,825,421
Novanta, Inc. (a)	804,740	95,756,012
		122,581,433
Software - 15.2%
Agilysys, Inc. (a)	422,586	50,220,120
BlackLine, Inc. (a)	1,282,015	70,882,609
CCC Intelligent Solutions Holdings, Inc. (a)	5,843,050	46,452,248
Descartes Systems Group, Inc. (The) (a)	1,315,146	115,285,699
nCino, Inc. (a)	1,537,250	39,415,090
Q2 Holdings, Inc. (a)	887,311	64,028,362
SPS Commerce, Inc. (a)	336,793	30,018,360
Vertex, Inc. - Class A (a)	1,598,257	31,917,192
		448,219,680
Telecommunications - 2.9%
Telecommunications Equipment - 2.9%
Digi International, Inc. (a)(b)	2,016,279	87,284,718

CONESTOGA SMALL CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.5% (Continued)	Shares	Value
Utilities - 4.5%
Waste & Disposal Services - 4.5%
Casella Waste Systems, Inc. - Class A (a)	1,359,135	$133,113,682

Total Common Stocks (Cost $1,780,548,804)		$2,941,984,148

MONEY MARKET FUNDS - 0.6%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Advisory Class, 3.44% (c) (Cost $18,088,774)	18,088,774	$18,088,774

Total Investments at Value - 100.1% (Cost $1,798,637,578)		$2,960,072,922

Liabilities in Excess of Other Assets - (0.1%)		(1,767,730)

Net Assets - 100.0%		$2,958,305,192

(a)	Non-income producing security.
(b)	The Fund owned 5% or more of the company’s outstanding voting shares thereby making the company an affiliate of the Fund as that term is defined in the Investment Company Act of 1940.
(c)	The rate shown is the 7-day effective yield as of December 31, 2025.

Schedule of Investments uses the Russell ICB Industry and Sector classification.

CONESTOGA SMID CAP FUND

SCHEDULE OF INVESTMENTS

December 31, 2025 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Basic Materials - 7.3%
Metal Fabricating - 4.5%
RBC Bearings, Inc. (a)	58,650	$26,300,420

Specialty Chemicals - 2.8%
Balchem Corporation	105,965	16,250,792

Consumer Discretionary - 11.8%
Consumer Services: Miscellaneous - 4.1%
Rollins, Inc.	394,145	23,656,583

Education Services - 2.4%
Bright Horizons Family Solutions, Inc. (a)	136,935	13,885,209

Home Improvement Retailers - 1.9%
SiteOne Landscape Supply, Inc. (a)	88,000	10,961,280

Recreational Products - 2.0%
Pool Corporation	52,000	11,895,000

Recreational Vehicles & Boats - 1.4%
LCI Industries	70,000	8,493,800

Financials - 2.2%
Financial Data Providers - 2.2%
Clearwater Analytics Holdings, Inc. - Class A (a)	542,995	13,097,039

Health Care - 11.7%
Medical Equipment - 6.2%
Merit Medical Systems, Inc. (a)	195,453	17,227,227
Repligen Corporation (a)	115,820	18,978,265
		36,205,492
Medical Supplies - 5.5%
Bio-Techne Corporation	130,000	7,645,300
Stevanato Group S.p.A.	604,112	12,154,734

CONESTOGA SMID CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Health Care - 11.7% (Continued)
Medical Supplies - 5.5% (Continued)
West Pharmaceutical Services, Inc.	43,980	$12,100,657
		31,900,691
Industrials - 37.5%
Aerospace - 2.9%
HEICO Corporation - Class A	68,000	17,165,240

Building Materials: Other - 2.1%
Simpson Manufacturing Company, Inc.	76,255	12,312,895

Building: Climate Control - 3.7%
AAON, Inc.	97,800	7,457,250
Watsco, Inc.	41,265	13,904,242
		21,361,492
Construction - 3.8%
Construction Partners, Inc. - Class A (a)	204,215	22,167,538

Defense - 3.7%
Karman Holdings, Inc. (a)	50,700	3,709,719
Mercury Systems, Inc. (a)	244,000	17,814,440
		21,524,159
Diversified Industrials - 3.1%
CSW Industrials, Inc.	61,630	18,090,254

Electronic Equipment: Control & Filter - 2.0%
MSA Safety, Inc.	73,690	11,800,717

Electronic Equipment: Other - 2.6%
SPX Technologies, Inc. (a)	76,560	15,316,594

Engineering & Contracting Services - 2.6%
Exponent, Inc.	215,065	14,938,415

Machinery: Industrial - 4.4%
EVI Industries, Inc.	408,047	10,054,278
JBT Marel Corporation	66,445	10,011,268

CONESTOGA SMID CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Industrials - 37.5% (Continued)
Machinery: Industrial - 4.4% (Continued)
Kadant, Inc.	18,660	$5,318,473
		25,384,019
Machinery: Specialty - 2.7%
Graco, Inc.	192,690	15,794,799

Professional Business Support Services - 1.2%
Paylocity Holding Corporation (a)	45,375	6,919,687

Transaction Processing Services - 2.7%
Jack Henry & Associates, Inc.	85,355	15,575,580

Real Estate - 3.4%
Real Estate Services - 3.4%
FirstService Corporation	126,590	19,688,543

Technology - 21.0%
Computer Services - 1.3%
Workiva, Inc. (a)	84,900	7,322,625

Production Technology Equipment - 2.2%
Novanta, Inc. (a)	106,605	12,684,929

Software - 17.5%
CCC Intelligent Solutions Holdings, Inc. (a)	1,342,220	10,670,649
Descartes Systems Group, Inc. (The) (a)	220,100	19,293,966
Guidewire Software, Inc. (a)	93,000	18,693,930
nCino, Inc. (a)	244,810	6,276,928
Procore Technologies, Inc. (a)	139,235	10,127,954
Q2 Holdings, Inc. (a)	198,250	14,305,720
SPS Commerce, Inc. (a)	60,339	5,378,015
Tyler Technologies, Inc. (a)	38,510	17,481,615
		102,228,777

CONESTOGA SMID CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Utilities - 4.9%
Waste & Disposal Services - 4.9%
Casella Waste Systems, Inc. - Class A (a)	290,955	$28,496,133

Total Common Stocks (Cost $446,907,129)		$581,418,702

MONEY MARKET FUNDS - 0.3%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Advisory Class, 3.44% (b) (Cost $1,501,446)	1,501,446	$1,501,446

Total Investments at Value - 100.1% (Cost $448,408,575)		$582,920,148

Liabilities in Excess of Other Assets - (0.1%)		(317,240)

Net Assets - 100.0%		$582,602,908

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2025.

Schedule of Investments uses the Russell ICB Industry and Sector classification.

CONESTOGA MID CAP FUND

SCHEDULE OF INVESTMENTS

December 31, 2025 (Unaudited)

MONEY MARKET FUNDS - 99.9%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Advisory Class, 3.44% (a) (Cost $1,553,592)	1,553,592	$1,553,592

Other Assets in Excess of Liabilities - 0.1%		818

Net Assets - 100.0%		$1,554,410

(a)	The rate shown is the 7-day effective yield as of December 31, 2025.

CONESTOGA DISCOVERY FUND

SCHEDULE OF INVESTMENTS

December 31, 2025 (Unaudited)

COMMON STOCKS - 97.5%	Shares	Value
Consumer Discretionary - 6.4%
Education Services - 4.2%
Universal Technical Institute, Inc. (a)	8,800	$229,944

Specialty Retailers - 2.2%
Oddity Tech Ltd. - Class A (a)	3,040	122,147

Consumer Staples - 7.3%
Food Products - 4.5%
Mama's Creations, Inc. (a)	18,280	246,597

Soft Drinks - 2.8%
Vita Coco Company, Inc. (The) (a)	2,920	154,789

Financials - 5.1%
Property & Casualty Insurance - 5.1%
Palomar Holdings, Inc. (a)	2,061	277,740

Health Care - 24.3%
Biotechnology - 10.0%
Alpha Teknova, Inc. (a)	31,806	120,863
Twist Bioscience Corporation (a)	5,675	180,011
Vericel Corporation (a)	7,004	252,214
		553,088
Health Care Facilities - 2.2%
U.S. Physical Therapy, Inc.	1,534	119,790

Health Care Services - 3.4%
Phreesia, Inc. (a)	11,105	187,897

Medical Equipment - 8.7%
BioLife Solutions, Inc. (a)	7,834	189,426
iRadimed Corporation	2,085	202,829
OrthoPediatrics Corporation (a)	4,816	85,532
		477,787

CONESTOGA DISCOVERY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.5% (Continued)	Shares	Value
Industrials - 35.6%
Construction - 2.8%
Construction Partners, Inc. - Class A (a)	1,423	$154,467

Electrical Components - 3.8%
Electrovaya, Inc. (a)	26,270	207,533

Electronic Equipment: Control & Filter - 3.3%
Energy Recovery, Inc. (a)	13,345	180,024

Electronic Equipment: Gauges & Meters - 3.1%
Transcat, Inc. (a)	2,995	169,906

Engineering & Contracting Services - 7.2%
Bowman Consulting Group Ltd. (a)	5,725	189,040
Willdan Group, Inc. (a)	2,006	207,942
		396,982
Industrial Suppliers - 6.1%
CryoPort, Inc. (a)	15,949	153,110
Hillman Solutions Corporation (a)	21,380	185,151
		338,261
Professional Business Support Services - 5.2%
Montrose Environmental Group, Inc. (a)	7,140	177,286
TIC Solutions, Inc. (a)	10,865	109,845
		287,131
Security Services - 0.8%
SoundThinking, Inc. (a)	5,373	43,145

Transaction Processing Services - 3.3%
I3 Verticals, Inc. - Class A (a)	7,282	183,434

Technology - 15.5%
Computer Services - 2.5%
Climb Global Solutions, Inc.	1,330	136,711

Software - 13.0%
N-able, Inc. (a)	25,210	188,571

CONESTOGA DISCOVERY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.5% (Continued)	Shares	Value
Technology - 15.5% (Continued)
Software - 13.0% (Continued)
Planet Labs PBC - Class A (a)	8,275	$163,183
Q2 Holdings, Inc. (a)	2,960	213,594
TECSYS, Inc.	6,675	148,852
		714,200
Telecommunications - 3.3%
Telecommunications Equipment - 3.3%
Digi International, Inc. (a)	4,170	180,519

Total Common Stocks (Cost $4,382,021)		$5,362,092

MONEY MARKET FUNDS - 2.6%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Advisory Class, 3.44% (b) (Cost $145,129)	145,129	$145,129

Total Investments at Value - 100.1% (Cost $4,527,150)		$5,507,221

Liabilities in Excess of Other Assets - (0.1%)		(3,890)

Net Assets - 100.0%		$5,503,331

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2025.

Schedule of Investments uses the Russell ICB Industry and Sector classification.